Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest income from:
Deposits with banks	¥ 20,044	¥ 17,411	¥ 81,592
Call loans and bills bought	13,898	11,091	16,556
Reverse repurchase agreements and cash collateral on securities borrowed	6,633	14,148	52,865
Investment securities	123,194	126,639	178,830
Loans and advances	1,583,885	1,611,081	2,077,202
Total interest income	1,747,654	1,780,370	2,407,045
Interest expense from:
Deposits	101,991	179,910	582,799
Call money and bills sold	1,259	1,755	10,483
Repurchase agreements and cash collateral on securities lent	5,767	7,131	132,389
Borrowings	49,282	62,624	92,425
Debt securities in issue	106,505	109,205	232,473
Premiums for deposit insurance	37,970	35,813	36,809
Others	942	807	3,352
Total interest expense	303,716	397,245	1,090,730
Net interest income	¥ 1,443,938	¥ 1,383,125	¥ 1,316,315